Business Combination (Tables)	3 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Business Consideration Paid and Issued [Table Text Block]
The following is a summary of consideration paid and issued to each Acquired Company (in thousands):

	Cash Consideration	Stock Consideration		Contingent Consideration	Total	Adjusted Net Assets	Goodwill	Intangibles	Deferred Tax Liability
Bonfire	$51,068	$50,078	(1)	$325	$101,471	$3,639	$81,964	$22,668	$6,800
CityBase	64,261	41,560		48,410	154,231	782	119,741	48,155	14,447
eCivis	17,592	31,256		5,859	54,707	(1,788)	47,397	12,997	3,899
OpenCounter	10,958	17,455		-	28,413	(1,441)	22,524	10,471	3,141
Questica	44,494	31,000	(2)	9,311	84,805	3,652	57,479	33,821	10,147
Sherpa	5,105	1,000		1,898	8,003	1,066	3,497	4,914	1,474
Total	$193,478	$172,349		$65,803	$431,630	$5,910	$332,602	$133,026	$39,908

(1)  Includes $21.6 million of convertible stock consideration
(2)  Includes $31.0 million of convertible stock consideration

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table represents the preliminary allocation of consideration to the assets acquired and liabilities assumed at their estimated acquisition-date fair values.
Accordingly, such allocations are considered preliminary and may change within the permissible measurement period, not to exceed one year. (in thousands):

	Bonfire	CityBase	eCivis	OpenCounter	Questica	Sherpa	Total
Cash	$4,641	$2,191	$136	$107	$6,763	$632	$14,470
Accounts receivable, net	323	1,018	720	46	1,257	587	3,951
Prepaid expense and other current assets	607	170	340	-	77	33	1,227
Fixed assets	118	500	56	29	182	2	887
Loan receivable - related party	-	175	-	-	-	-	175
Right of use assets	1,315	-	901	-	296	-	2,512
Other assets	369	783	30	-	1,061	-	2,243
Intangible assets	22,668	48,155	12,997	10,471	33,821	4,914	133,026
Goodwill	81,964	119,741	47,397	22,524	57,479	3,497	332,602
Accounts payable and accrued expenses	(1,084)	(1,191)	(582)	(124)	(911)	(188)	(4,080)
Contract liabilities	(1,221)	(816)	(1,635)	(484)	(2,774)	-	(6,930)
Lease liability - short term	(366)	-	-	-	(296)	-	(662)
Deferred tax liability	(6,800)	(14,447)	(3,899)	(3,141)	(10,147)	(1,474)	(39,908)
Other current liabilities	-	-	(3)	(491)	(767)	-	(1,261)
Finance lease obligations - current portion	-	(139)	-	-	-	-	(139)
Contract and other long-term liabilities	(60)	(1,646)	(56)	-	-	-	(1,762)
Finance lease obligation, less current portion	-	(262)	-	-	-	-	(262)
Long term debt	-	-	-	(525)	-	-	(525)
Lease liability - long term	(1,002)	-	(901)	-	-	-	(1,903)
Contingent consideration - pre-existing	-	-	(794)	-	(1,237)	-	(2,031)
Total consideration	$101,472	$154,232	$54,707	$28,412	$84,804	$8,003	$431,630

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma financial information presents results of operations as if the acquisition of the Acquired Companies had occurred on January 1, 2018 (in thousands):

		(Unaudited Pro Forma) (in thousands)
	Successor	Predecessor
	February 19, 2019 through March 31, 2019	January 1, 2019 through February 18, 2019	January 1, 2018 through March 31, 2018

Total revenues	$3,034	$4,928	$6,790
Net loss applicable to common stockholders	(40,052)	(1,713)	(1,923)